Condensed Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net income for the period	$ 2,362	$ 1,315
Add :
Depreciation and amortization	1,362	1,033
Stock based compensation expense	2,781	1,246
Interest expense and other financing charges	1,376	1,925
Unrealized foreign exchange	794	(145)
Income tax recovery	(99)	0
Cash provided by operating activities	8,576	5,374
Net changes in the working capital	25,945	12,688
Cash (used in) operating activities	(17,369)	(7,314)
Investing activities:
Purchase of property, plant and equipment	5,097	2,414
Deposits for Jamestown equipment	14,492	0
Change in restricted cash	(2,512)	(174)
Cash (used in) investing activities	(22,101)	(2,588)
Financing activities
Proceeds from issuance of shares, net of issuance cost	25,845	11,582
Proceeds from exercise of warrants	1,174	0
Proceeds from exercise of options	3,505	30
Proceeds from working capital facilities	42,093	56,125
Repayment of working capital facilities	40,612	53,049
Proceeds from EXIM loan, net of debt issuance cost	16,461	0
Repayment of vendor take back loan	0	1,630
Repayment of promissory note	0	533
Interest and other finance cost	762	1,621
Government assistance	(40)	(40)
Lease payments	615	331
Cash from financing activities	47,049	10,533
Increase in cash and cash equivalents	7,579	631
Cash and cash equivalents, beginning of period	6,358	781
Effect of movements in exchange rates on cash held	(853)	(122)
Cash and cash equivalents at end of period	13,084	1,290
Supplemental cash flow disclosures:
Interest paid	762	1,603
Income tax paid	$ 0	$ 0